BORROWINGS - Repayments on Non-Recourse Borrowings (Details) - Non-recourse borrowings (current and non-current) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Total principal repayments	$ 4,595
Deferred financing costs and other	(18)
Total	4,577	$ 3,556
2023
Disclosure of detailed information about borrowings [line items]
Total principal repayments	330
2024
Disclosure of detailed information about borrowings [line items]
Total principal repayments	178
2025
Disclosure of detailed information about borrowings [line items]
Total principal repayments	439
2026
Disclosure of detailed information about borrowings [line items]
Total principal repayments	423
2027
Disclosure of detailed information about borrowings [line items]
Total principal repayments	369
Thereafter
Disclosure of detailed information about borrowings [line items]
Total principal repayments	$ 2,856